Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans Past Due but Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 652,197	$ 649,942
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	12,975	12,712
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,948	1,930
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	6,891	7,040
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,907	1,956
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,229	1,786
1-30 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	10,090	10,176
1-30 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,489	1,471
1-30 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	5,815	5,988
1-30 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,348	1,403
1-30 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,438	1,314
31-60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,211	1,953
31-60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	332	358
31-60 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	812	811
31-60 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	341	340
31-60 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	726	444
61 - 89 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	674	583
61 - 89 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	127	101
61 - 89 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	264	241
61 - 89 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	218	213
61 - 89 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 65	$ 28